Shareholder's Equity - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Feb. 28, 2023 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	May 13, 2020 USD ($)
Stockholders Equity Note [Line Items]
Shares authorized		69,632,000,000				69,632,000,000
Transfer of Class B ordinary shares to Class A Ordinary shares		440,000	440,000	17,320,000	17,200,000
Number of Class A ordinary shares repurchased		76,933,844	76,933,844	42,661,000	17,307,400
Allocation of after-tax profits to statutory surplus fund, percentage		10.00%	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required		50.00%	50.00%
Amounts of restricted paid up capital and statutory reserve funds of PRC subsidiaries and net assets of VIEs		$ 6,600				¥ 48,100		¥ 48,000
Foreign currency translation adjustment		$ 81	¥ 530	¥ 687	¥ 2,100
Balance number of Treasury stock, shares		83,456,676				83,456,676		41,182,672
Stock retired during period, shares	54,938,160
Stock Issued During Period exercise of share options and vesting of restricted shares		34,659,840	34,659,840
2020 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $										$ 4,500	$ 3,000	$ 1,000
2023 Shares Repurchase Program
Stockholders Equity Note [Line Items]
Stock repurchase program, proposed aggregate value | $									$ 5,000
Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized		800,000,000				800,000,000
Class A Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized		66,000,000,000				66,000,000,000		66,000,000,000
Par value per share (US$) | $ / shares		$ 0.000000625					$ 0.000000625
Aggregate purchase price		$ 886	¥ 6,400	¥ 4,800	¥ 1,900
Class B Ordinary Shares
Stockholders Equity Note [Line Items]
Common stock, shares authorized		2,832,000,000				2,832,000,000		2,832,000,000
Par value per share (US$) | $ / shares		$ 0.000000625					$ 0.000000625
Number of votes per share		ten	ten